Earnings per share (Tables)	6 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Schedule of basic and diluted earnings per share	Basic earnings per share

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2024	2024	2023	2023¹
	£m	pence	£m	pence
Profit after tax from continuing operations attributable to the parent	571	12.6	1,063	26.7
Profit after tax from discontinued operations attributable to the parent	76	1.7	65	1.6
Total profit after tax attributable to the parent	647	14.3	1,128	28.3

		2024		2023¹
		millions		millions
Weighted average number of shares – basic		4,526		3,981
1.Comparative amounts have been restated to reflect the impact of the bonus element of the Rights Issue (see note 9).

(b)Diluted earnings per share

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2024	2024	2023	2023¹
	£m	pence	£m	pence
Profit after tax from continuing operations attributable to the parent	571	12.6	1,063	26.6
Profit after tax from discontinued operations attributable to the parent	76	1.6	65	1.6
Total profit after tax attributable to the parent	647	14.2	1,128	28.2

		2024		2023¹
		millions		millions
Weighted average number of shares – diluted		4,547		3,999
1.Comparative amounts have been restated to reflect the impact of the bonus element of the Rights Issue (see note 9).